Related Party Transactions (Details) - USD ($)			9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 11, 2021	Aug. 05, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Jul. 20, 2021	Feb. 10, 2021
Related Party Transactions (Details) [Line Items]
Minimum percentage of common stock to be owned by the initial shareholders					20.00%
Stock-based compensation expense
Related Party Transaction, Amounts of Transaction				$ 46,811
Related Party Transaction, Expenses from Transactions with Related Party				$ 44,558
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period, value, issued for sponsor					$ 25,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Grant date fair value (in Shares)					1,404,532
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period, shares, issued for sponsor (in Shares)					7,187,500
Common Stock Shares Subject To Forfeiture (in Shares)					937,500
Minimum percentage of common stock to be owned by the initial shareholders					20.00%
Number of shares forfeited (in Shares)	937,500				937,500
Common Class A [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period shares new issues (in Shares)		25,000,000
Sale of stock issue price per share (in Dollars per share)		$ 10
Sponsor [Member] | Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)					$ 12
Number of trading days for determining the share price					20 days
Number of consecutive trading days for determining the share price					30 days
Waiting period after business combination for determining the share price					150 days
Sponsor [Member] | Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Lock in period					1 year
Sponsor [Member] | Additional Anchor Investors [Member] | Subscription Agreement [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period value new issues					$ 3,938
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans converted into warrants at a later date					$ 1,500,000
Anchor Investors [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period shares new issues (in Shares)					2,400,000
Sale of stock issue price per share (in Dollars per share)					$ 10
Original Anchor Investors [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock issue price per share (in Dollars per share)					$ 4.09
Fair value of the founder shares sold to investors					$ 1,796,901
Original Anchor Investors [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period shares new issues (in Shares)					1,200,000
Sale of stock issue price per share (in Dollars per share)					$ 10
Additional Anchor Investors [Member]
Related Party Transactions (Details) [Line Items]
Estimated fair value of founder shares interests sold to investors						$ 7,211,250
Estimated fair value of founder shares interests sold to investors per share (in Dollars per share)						$ 6.41
Additional Anchor Investors [Member] | Sponsor [Member] | Subscription Agreement [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)					$ 0.004
Stock issued during the period shares new issues (in Shares)					1,125,000
Promissory Note [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Received proceeds							$ 350,000
Working Capital Loans [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument conversion price per share (in Dollars per share)					$ 1
Bank Overdrafts
Daniel J Edelman Inc [Member] | Public Relation Services [Member] | Accounts Payable [Member]
Related Party Transactions (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 2,253